Schedule of calculation of fair value adjustment (Details)	Jan. 31, 2019	Jan. 23, 2019	Jun. 13, 2018
DERIVATIVE LIABILITY [abstract]
Discount rate	1.91%	1.91%	1.91%
Expected life in years	2.5	1.0	3.0
Expected volatility of foreign exchange	5.84%	5.84%	6.66%